UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Securian AM Real Asset Income Fund

(Institutional Class: VSDIX)

Securian AM Balanced Stabilization Fund

(Institutional Class: VVMIX)

Securian AM Equity Stabilization Fund

(Institutional Class: VMEIX)

SEMI-ANNUAL REPORT

FEBRUARY 28, 2021

Securian AM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	29
Supplemental Information	45
Expense Examples	50

This report and the financial statements contained herein are provided for the general information of the shareholders of the Securian AM Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 0.7%
35,122	BlackRock Floating Rate Income Strategies Fund, Inc.	$450,967
	TOTAL CLOSED-END FUNDS
	(Cost $453,279)	450,967
	COMMON STOCKS — 18.6%
	COMMUNICATIONS — 0.8%
2,500	AT&T, Inc.	69,725
9,200	Verizon Communications, Inc.	508,760
		578,485
	ENERGY — 5.0%
8,800	Baker Hughes Co.	215,424
20,100	DCP Midstream LP	439,386
19,200	Enbridge, Inc.[1]	649,152
2,844	Equitrans Midstream Corp.	20,562
29,573	Kinder Morgan, Inc.	434,723
10,200	NuStar Energy LP	182,580
26,318	Targa Resources Corp.	814,016
30,400	Williams Cos., Inc.	694,336
		3,450,179
	UTILITIES — 12.8%
30,100	AES Corp.	799,456
6,800	Alliant Energy Corp.	313,888
7,210	American Electric Power Co., Inc.	539,669
5,702	Brookfield Infrastructure Corp. - Class A1	377,586
11,400	Brookfield Infrastructure Partners LP1	580,830
8,312	Brookfield Renewable Corp. - Class A1	383,848
1,900	Brookfield Renewable Partners LP1	80,199
17,200	CenterPoint Energy, Inc.	334,368
12,600	Clearway Energy, Inc. - Class A	329,490
6,800	CMS Energy Corp.	367,948
11,470	Dominion Energy, Inc.	783,630
3,447	DTE Energy Co.	405,781
4,800	Duke Energy Corp.	410,832
8,300	Entergy Corp.	720,523
2,936	Evergy, Inc.	157,458
3,600	Exelon Corp.	138,960
7,500	NextEra Energy, Inc.	551,100
3,900	NiSource, Inc.	84,240
9,000	NRG Energy, Inc.	328,590
3,001	Pinnacle West Capital Corp.	209,860
6,100	Sempra Energy	707,478
1

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
8,400	Vistra Corp.	$144,900
		8,750,634
	TOTAL COMMON STOCKS
	(Cost $11,063,389)	12,779,298

Principal Amount
	CORPORATE BONDS — 0.3%
	UTILITIES — 0.3%
$200,000	CenterPoint Energy, Inc. 6.125% (3-Month USD Libor+327 basis points)[2,3,4]	212,098
	TOTAL CORPORATE BONDS
	(Cost $200,000)	212,098

Number of Shares
	MASTER LIMITED PARTNERSHIPS — 8.1%
	ENERGY — 7.5%
5,300	Cheniere Energy Partners LP	210,675
87,252	Energy Transfer LP	666,605
57,184	Enterprise Products Partners LP	1,219,163
16,401	Magellan Midstream Partners LP	683,430
37,272	MPLX LP	887,446
94,500	Plains All American Pipeline LP	797,580
14,800	USA Compression Partners LP	206,904
15,456	Viper Energy Partners LP	242,350
14,000	Western Midstream Partners LP	232,820
		5,146,973
	UTILITIES — 0.6%
5,700	NextEra Energy Partners LP	414,048
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $4,660,569)	5,561,021
	PREFERRED STOCKS — 10.2%
	ENERGY — 0.4%
12,400	Energy Transfer Operating LP, 7.625%[2,3,4]	280,364
	FINANCIAL — 8.1%
20,398	American Homes 4 Rent, 5.875%[2,3]	523,821
10,500	Armada Hoffler Properties, Inc., 6.750%[2,3]	265,125
10,732	Centerspace, 6.625%2,3	279,568
10,200	Digital Realty Trust, Inc., 5.200%[2,3]	265,302
8,980	EPR Properties, 5.750%[2,3]	212,018
13,403	Pebblebrook Hotel Trust, 6.375%[2,3]	311,084
17,602	Pebblebrook Hotel Trust, 6.375%[2,3]	407,662

2

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
12,000	PS Business Parks, Inc., 4.875%[2,3]	$304,440
14,600	PS Business Parks, Inc., 5.200%[2,3]	375,512
20,800	Public Storage, 4.875%[2,3]	547,872
4,476	Public Storage, 5.600%[2,3]	122,195
10,500	Rexford Industrial Realty, Inc., 5.625%[2,3]	268,170
14,800	Saul Centers, Inc., 6.000%[2,3]	356,532
12,800	Saul Centers, Inc., 6.125%[2,3]	310,346
10,800	Summit Hotel Properties, Inc., 6.250%[2,3]	246,240
12,827	Summit Hotel Properties, Inc., 6.450%[2,3]	303,358
10,107	Sunstone Hotel Investors, Inc., 6.950%[2,3]	251,058
9,100	Vornado Realty Trust, 5.250%[2,3]	224,679
		5,574,982
	UTILITIES — 1.7%
14,400	Brookfield Infrastructure Partners LP, 5.000%[2,3]	352,011
10,400	CMS Energy Corp., 5.875%, 10/15/2078[2]	276,952
7,200	Duke Energy Corp., 5.625%, 9/15/2078[2]	191,808
11,400	Sempra Energy, 5.750%, 7/1/2079[2]	303,810
		1,124,581
	TOTAL PREFERRED STOCKS
	(Cost $6,868,839)	6,979,927
	REIT COMMON STOCKS — 51.5%
	FINANCIAL — 51.5%
10,512	Agree Realty Corp.	678,655
3,200	Alexandria Real Estate Equities, Inc.	511,008
2,500	American Campus Communities, Inc.	102,400
2,800	American Tower Corp.	605,164
22,800	Americold Realty Trust	798,912
3,400	AvalonBay Communities, Inc.	597,550
15,647	Blackstone Mortgage Trust, Inc. - Class A	456,892
5,500	Boston Properties, Inc.	545,215
10,000	Brixmor Property Group, Inc.	196,800
26,200	Broadstone Net Lease, Inc. - Class A	473,958
9,978	Camden Property Trust	1,039,209
30,612	CareTrust REIT, Inc.	678,974
11,690	CatchMark Timber Trust, Inc. - Class A	119,355
4,500	Community Healthcare Trust, Inc.	197,235
24,310	Corporate Office Properties Trust	632,060
12,300	Cousins Properties, Inc.	412,542
9,400	Crown Castle International Corp.	1,464,050
1,000	CubeSmart	36,960
9,649	CyrusOne, Inc.	633,264

3

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	REIT COMMON STOCKS (Continued)
	FINANCIAL (Continued)
7,900	DiamondRock Hospitality Co.	$79,948
12,012	Digital Realty Trust, Inc.	1,618,377
1,795	Douglas Emmett, Inc.	58,786
20,300	Easterly Government Properties, Inc.	446,194
1,975	Equinix, Inc.	1,280,472
3,400	Equity LifeStyle Properties, Inc.	209,610
20,700	Essential Properties Realty Trust, Inc.	480,240
2,000	Essex Property Trust, Inc.	509,580
6,343	Extra Space Storage, Inc.	797,315
7,100	First Industrial Realty Trust, Inc.	303,241
7,900	Getty Realty Corp.	221,042
8,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	449,840
3,014	Healthcare Trust of America, Inc. - Class A	81,860
36,913	Healthpeak Properties, Inc.	1,073,799
15,200	Highwoods Properties, Inc.	607,392
26,100	Host Hotels & Resorts, Inc.	432,999
21,300	Hudson Pacific Properties, Inc.	545,067
29,200	Independence Realty Trust, Inc.	409,968
27,500	Invitation Homes, Inc.	801,350
6,400	Kilroy Realty Corp.	406,144
7,600	Life Storage, Inc.	637,640
6,100	Mid-America Apartment Communities, Inc.	821,853
5,481	National Health Investors, Inc.	374,188
14,937	National Retail Properties, Inc.	654,838
10,978	Omega Healthcare Investors, Inc.	407,723
5,000	Pebblebrook Hotel Trust	113,300
25,500	Physicians Realty Trust	433,500
19,001	Prologis, Inc.	1,882,429
5,500	Public Storage	1,286,670
8,700	QTS Realty Trust, Inc. - Class A	540,444
15,100	Regency Centers Corp.	827,178
12,636	Retail Opportunity Investments Corp.	199,775
13,900	RLJ Lodging Trust	218,230
5,700	Sabra Health Care REIT, Inc.	98,154
4,300	Simon Property Group, Inc.	485,556
36,184	STAG Industrial, Inc.	1,141,605
6,698	STORE Capital Corp.	223,981
6,500	Summit Hotel Properties, Inc.	67,275
4,000	Sun Communities, Inc.	607,800
25,100	UDR, Inc.	1,033,367
15,900	VICI Properties, Inc.	453,150
13,400	Weingarten Realty Investors	340,226

4

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	REIT COMMON STOCKS (Continued)
	FINANCIAL (Continued)
17,464	Welltower, Inc.	$1,185,806
9,000	Weyerhaeuser Co.	304,830
		35,332,945
	TOTAL REIT COMMON STOCKS
	(Cost $28,057,362)	35,332,945

Principal Amount
	U.S. GOVERNMENT SECURITIES — 10.6%
	United States Treasury Inflation Indexed Bonds
$577,825	0.625%, 7/15/2021	588,716
451,368	0.125%, 1/15/2023	472,227
559,615	0.375%, 7/15/2023	597,674
1,179,221	0.125%, 7/15/2024	1,271,758
1,381,800	2.375%, 1/15/2025	1,616,318
439,336	0.375%, 7/15/2025	483,129
602,899	0.625%, 1/15/2026	670,662
792,200	3.875%, 4/15/2029	1,116,980
301,270	2.125%, 2/15/2040	434,853
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $6,703,347)	7,252,317

Number of Shares
	SHORT-TERM INVESTMENTS — 0.4%
271,719	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 0.03%[5]	271,719
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $271,719)	271,719

	TOTAL INVESTMENTS — 100.4%
	(Cost $58,278,504)	68,840,292
	Liabilities in Excess of Other Assets — (0.4)%	(260,275)
	TOTAL NET ASSETS — 100.0%	$68,580,017

LP – Limited Partnership
REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Perpetual security. Maturity date is not applicable.
[4]	Variable rate security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

5

Securian AM Real Asset Income Fund

SUMMARY OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	0.7%
Common Stocks
Utilities	12.8%
Energy	5.0%
Communications	0.8%
Total Common Stocks	18.6%
Corporate Bonds
Utilities	0.3%
Total Corporate Bonds	0.3%
Master Limited Partnerships
Energy	7.5%
Utilities	0.6%
Total Master Limited Partnerships	8.1%
Preferred Stocks
Financial	8.1%
Utilities	1.7%
Energy	0.4%
Total Preferred Stocks	10.2%
REIT Common Stocks
Financial	51.5%
Total REIT Common Stocks	51.5%
U.S. Government Securities	10.6%
Short-Term Investments	0.4%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

6

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 19.2%
	BASIC MATERIALS — 0.9%
$300,000	Sherwin-Williams Co. 3.950%, 1/15/2026[1]	$335,133
250,000	Yara International A.S.A. 4.750%, 6/1/2028[1,2]	289,229
		624,362
	COMMUNICATIONS — 3.0%
300,000	AT&T, Inc. 4.500%, 5/15/2035[1]	343,564
250,000	Comcast Corp. 4.650%, 7/15/2042	310,234
500,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[1]	517,742
298,000	Verizon Communications, Inc. 2.987%, 10/30/2056[1,2]	265,551
300,000	ViacomCBS, Inc. 3.500%, 1/15/2025[1]	324,093
250,000	Vodafone Group PLC 4.125%, 5/30/2025[3]	280,676
		2,041,860
	CONSUMER, CYCLICAL — 0.6%
156,212	British Airways 2013-1 Class A Pass-Through Trust 4.625%, 12/20/2025[2]	162,105
250,000	Harley-Davidson Financial Services, Inc. 3.550%, 5/21/2021[2]	251,757
		413,862
	CONSUMER, NON-CYCLICAL — 2.2%
300,000	Abbott Laboratories 4.750%, 4/15/2043[1]	392,628
176,664	CVS Pass-Through Trust 6.943%, 1/10/2030	213,281
250,000	Global Payments, Inc. 4.800%, 4/1/2026[1]	287,481
500,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1]	604,050
		1,497,440
	ENERGY — 2.6%
300,000	Florida Gas Transmission Co. LLC 4.350%, 7/15/2025[1,2]	334,216
250,000	ONEOK, Inc. 4.000%, 7/13/2027[1]	273,979
200,000	Phillips 66 4.650%, 11/15/2034[1]	235,167

7

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Valero Energy Corp.
$300,000	3.650%, 3/15/2025	$324,537
250,000	4.350%, 6/1/2028[1]	281,455
250,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	276,668
		1,726,022
	FINANCIAL — 7.0%
200,000	Alexandria Real Estate Equities, Inc. 4.300%, 1/15/2026[1]	227,533
250,000	Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/2025[1]	270,776
250,000	American Express Co. 2.500%, 8/1/2022[1]	257,338
200,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	226,783
200,000	Barclays PLC 4.375%, 1/12/2026[3]	225,856
250,000	Capital One Financial Corp. 4.250%, 4/30/2025[1]	279,815
300,000	Essex Portfolio LP 3.500%, 4/1/2025[1]	326,428
200,000	First American Financial Corp. 4.600%, 11/15/2024	220,084
250,000	Hanover Insurance Group, Inc. 4.500%, 4/15/2026[1]	287,258
250,000	Healthcare Trust of America Holdings LP 3.750%, 7/1/2027[1]	282,057
250,000	Horace Mann Educators Corp. 4.500%, 12/1/2025[1]	267,982
250,000	Invesco Finance PLC 3.750%, 1/15/2026[3]	277,400
250,000	Kimco Realty Corp. 3.400%, 11/1/2022[1]	260,358
250,000	Liberty Mutual Group, Inc. 4.250%, 6/15/2023[2]	271,267
250,000	Manulife Financial Corp. 4.150%, 3/4/2026[3]	285,343
200,000	Old Republic International Corp. 4.875%, 10/1/2024[1]	226,596
250,000	PNC Bank N.A. 2.450%, 7/28/2022[1]	257,534
8

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$250,000	Synchrony Bank 3.000%, 6/15/2022[1]	$257,455
		4,707,863
	INDUSTRIAL — 2.4%
250,000	General Dynamics Corp. 3.500%, 5/15/2025[1]	274,176
250,000	Kansas City Southern 4.300%, 5/15/2043[1]	281,020
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
200,000	3.300%, 4/1/2021[1,2]	200,000
250,000	3.900%, 2/1/2024[1,2]	271,414
250,000	Textron, Inc. 4.000%, 3/15/2026[1]	278,544
250,000	Tyco Electronics Group S.A. 3.700%, 2/15/2026[1]	279,143
		1,584,297
	TECHNOLOGY — 0.2%
100,000	Hewlett Packard Enterprise Co. 4.900%, 10/15/2025[1]	115,071
	UTILITIES — 0.3%
200,000	Oglethorpe Power Corp. 4.250%, 4/1/2046[1]	201,854
	TOTAL CORPORATE BONDS
	(Cost $11,611,871)	12,912,631

Number of Shares
	EXCHANGE-TRADED FUNDS — 54.7%
80,666	iShares Core S&P 500 ETF[4]	30,795,859
45,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,018,285
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $22,820,471)	36,814,144

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.2%
	PUT OPTIONS — 0.2%
	CBOE Volatility Index
373	Exercise Price: $21.00, Notional Amount: $783,300 Expiration Date: March 17, 2021	13,055
373	Exercise Price: $22.00, Notional Amount: $820,600 Expiration Date: March 17, 2021	23,126
	S&P 500 Index
9

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
12	Exercise Price: $3,520.00, Notional Amount: $4,224,000 Expiration Date: March 19, 2021	$22,200
12	Exercise Price: $3,545.00, Notional Amount: $4,254,000 Expiration Date: March 19, 2021	34,020
12	Exercise Price: $3,580.00, Notional Amount: $4,296,000 Expiration Date: March 19, 2021	27,888
	TOTAL PUT OPTIONS
	(Cost $316,910)	120,289
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $316,910)	120,289

Principal Amount
	U.S. GOVERNMENT SECURITIES — 5.1%
$3,400,000	United States Treasury Note 2.625%, 12/15/2021	3,468,408
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $3,386,597)	3,468,408

Number of Shares
	SHORT-TERM INVESTMENTS — 19.4%
13,095,309	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 0.03%[5]	13,095,309
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,095,310)	13,095,309

	TOTAL INVESTMENTS — 98.6%
	(Cost $51,231,159)	66,410,781
	Other Assets in Excess of Liabilities — 1.4%	923,711
	TOTAL NET ASSETS — 100.0%	$67,334,492

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	PUT OPTIONS — (0.1)%
	S&P 500 Index
(12)	Exercise Price: $3,280.00, Notional Amount: $(3,936,000) Expiration Date: March 19, 2021	(10,560)
(12)	Exercise Price: $3,315.00, Notional Amount: $(3,978,000) Expiration Date: March 19, 2021	(11,760)
(12)	Exercise Price: $3,355.00, Notional Amount: $(4,026,000) Expiration Date: March 19, 2021	(12,408)
	TOTAL PUT OPTIONS
	(Proceeds $110,627)	(34,728)

10

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $110,627)	$(34,728)

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,045,539, which represents 3.0% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	All or a portion of this security is segregated as collateral for open futures contracts. The market value of the securities pledged as collateral was $3,817,700.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at February 28, 2021	Unrealized Appreciation (Depreciation)

62	E-mini S&P 500 Index	March 2021	$11,541,775	$11,808,520	$266,745

TOTAL FUTURES CONTRACTS			$11,541,775	$11,808,520	$266,745

See accompanying Notes to Financial Statements.

12

Securian AM Balanced Stabilization Fund

SUMMARY OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financial	7.0%
Communications	3.0%
Energy	2.6%
Industrial	2.4%
Consumer, Non-cyclical	2.2%
Basic Materials	0.9%
Consumer, Cyclical	0.6%
Utilities	0.3%
Technology	0.2%
Total Corporate Bonds	19.2%
Exchange-Traded Funds	54.7%
Purchased Options Contracts
Put Options	0.2%
Total Purchased Options Contracts	0.2%
U.S. Government Securities	5.1%
Short-Term Investments	19.4%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 89.7%
16,365	BlackRock Short Maturity Bond ETF	$821,687
38,557	iShares Core High Dividend ETF	3,453,165
66,556	iShares MSCI EAFE Min Vol Factor ETF	4,756,757
21,186	iShares MSCI Emerging Markets Min Vol Factor ETF	1,319,676
27,246	iShares MSCI Germany ETF	872,145
93,189	iShares MSCI USA Min Vol Factor ETF[1]	6,129,972
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $12,531,355)	17,353,402

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.2%
	PUT OPTIONS — 0.2%
	CBOE Volatility Index
115	Exercise Price: $21.00, Notional Amount: $241,500 Expiration Date: March 17, 2021	4,025
115	Exercise Price: $22.00, Notional Amount: $253,000 Expiration Date: March 17, 2021	7,130
	S&P 500 Index
3	Exercise Price: $3,520.00, Notional Amount: $1,056,000 Expiration Date: March 19, 2021	5,550
3	Exercise Price: $3,545.00, Notional Amount: $1,063,500 Expiration Date: March 19, 2021	8,505
4	Exercise Price: $3,580.00, Notional Amount: $1,432,000 Expiration Date: March 19, 2021	9,296
	TOTAL PUT OPTIONS
	(Cost $91,056)	34,506
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $91,056)	34,506

Number of Shares
	SHORT-TERM INVESTMENTS — 10.9%
2,104,854	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 0.03%[2]	2,104,854
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,104,854)	2,104,854

	TOTAL INVESTMENTS — 100.8%
	(Cost $14,727,265)	19,492,762
	Liabilities in Excess of Other Assets — (0.8)%	(151,915)
	TOTAL NET ASSETS — 100.0%	$19,340,847

14

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	PUT OPTIONS — (0.1)%
	S&P 500 Index
(3)	Exercise Price: $3,280.00, Notional Amount: $(984,000) Expiration Date: March 19, 2021	$(2,640)
(3)	Exercise Price: $3,315.00, Notional Amount: $(994,500) Expiration Date: March 19, 2021	(2,940)
(4)	Exercise Price: $3,355.00, Notional Amount: $(1,342,000) Expiration Date: March 19, 2021	(4,136)
	TOTAL PUT OPTIONS
	(Proceeds $30,694)	(9,716)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $30,694)	$(9,716)

ETF – Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for open futures contracts. The market value of the securities pledged as collateral was $657,800.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

15

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at February 28, 2021	Unrealized Appreciation (Depreciation)

7	E-mini S&P 500 Index	March 2021	1,331,592	1,333,220	1,628

TOTAL FUTURES CONTRACTS			$1,331,592	$1,333,220	$1,628

See accompanying Notes to Financial Statements.

16

Securian AM Equity Stabilization Fund

SUMMARY OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds	89.7%
Purchased Options Contracts
Put Options	0.2%
Total Purchased Options Contracts	0.2%
Short-Term Investments	10.9%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

STATEMENTS OF ASSETS AND LIABILITIES

As of February 28, 2021 (Unaudited)

	Securian AM Real Asset Income Fund	Securian AM Balanced Stabilization Fund	Securian AM Equity Stabilization Fund
Assets:
Investments, at cost	$58,278,504	$50,914,249	$14,636,209
Purchased options contracts, at cost	-	316,910	91,056
Investments, at value	$68,840,292	$66,290,492	$19,458,256
Purchased options contracts, at value	-	120,289	34,506
Cash held as collateral for written options contracts	-	925,000	55,027
Receivables:
Investment securities sold	118,887	-	-
Fund shares sold	1,508	25,009	-
Dividends and interest	112,131	138,476	46
Due from Advisor	-	-	201
Prepaid expenses	6,509	7,599	8,232
Total assets	69,079,327	67,506,865	19,556,268
Liabilities:
Written options contracts, proceeds	$-	$110,627	$30,694
Written options contracts, at value	-	34,728	9,716
Payables:
Investment securities purchased	400,350	-	-
Fund shares redeemed	-	37	160,719
Variation margin	-	58,280	6,580
Advisory fees	25,105	31,059	-
Shareholder servicing fees (Note 7)	1,145	771	446
Fund services fees	46,118	21,917	12,739
Auditing fees	10,269	10,545	9,553
Shareholder reporting fees	4,899	4,551	5,128
Chief Compliance Officer fees	4,271	4,268	4,268
Trustees' deferred compensation (Note 3)	300	299	283
Trustees' fees and expenses	1,714	1,567	1,671
Accrued other expenses	5,139	4,351	4,318
Total liabilities	499,310	172,373	215,421
Net Assets	$68,580,017	$67,334,492	$19,340,847
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$67,638,143	$52,452,157	$14,144,813
Total distributable earnings	941,874	14,882,335	5,196,034
Net Assets	$68,580,017	$67,334,492	$19,340,847
Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$68,580,017	$67,334,492	$19,340,847
Shares of beneficial interest issued and outstanding	6,721,310	4,805,880	1,652,436

See accompanying Notes to Financial Statements.

18

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of February 28, 2021 (Unaudited)

	Securian AM Real Asset Income Fund	Securian AM Balanced Stabilization Fund	Securian AM Equity Stabilization Fund
Redemption price per share	$10.20	$14.01	$11.70

See accompanying Notes to Financial Statements.

19

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2021 (Unaudited)

	Securian AM Real Asset Income Fund	Securian AM Balanced Stabilization Fund	Securian AM Equity Stabilization Fund
Investment income:
Dividends (net of foreign withholding taxes of $4,962, $0 and $0, respectively)	$929,042	$328,504	$226,923
Interest	89,377	283,884	299
Total investment income	1,018,419	612,388	227,222
Expenses:
Advisory fees	260,603	203,492	72,468
Shareholder servicing fees - Institutional Class (Note 7)	1,554	1,471	447
Fund services fees	79,096	54,516	43,310
Registration fees	14,867	15,121	14,711
Shareholder reporting fees	6,162	5,735	5,562
Auditing fees	10,266	10,547	9,552
Chief Compliance Officer fees	6,437	6,437	6,437
Trustees' fees and expenses	6,884	6,733	6,733
Legal fees	5,693	4,893	7,393
Miscellaneous	6,849	6,728	4,227
Insurance fees	1,110	1,080	913
Interest expense	-	813	186
Total expenses	399,521	317,566	171,939
Advisory fees waived	(107,849)	(76,485)	(72,468)
Other expenses absorbed	-	-	(15,644)
Net expenses	291,672	241,081	83,827
Net investment income	726,747	371,307	143,395
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	249,068	81,608	2,751,860
Purchased options contracts	-	(117,888)	(89,723)
Written options contracts	-	192,035	80,013
Futures contracts	-	514,208	(546,163)
Foreign currency transactions	108	-	-
Net realized gain	249,176	669,963	2,195,987
Net change in unrealized appreciation/depreciation on:
Investments	5,148,038	2,075,899	(1,917,110)
Purchased options contracts	-	(89,318)	6,008
Written options contracts	-	64,795	13,203
Futures contracts	-	(1,054,030)	(97,829)
Foreign currency translations	(63)	-	-
Net change in unrealized appreciation/depreciation	$5,147,975	$997,346	$(1,995,728)
Net realized and unrealized gain	5,397,151	1,667,309	200,259
Net Increase in Net Assets from Operations	$6,123,898	$2,038,616	$343,654

See accompanying Notes to Financial Statements.

20

Securian AM Real Asset Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2021[1] (Unaudited)	For the Year Ended August 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$726,747	$1,387,030
Net realized gain (loss) on investments and foreign currency transactions	249,176	(7,710,736)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,147,975	(5,059,119)
Net increase (decrease) in net assets resulting from operations	6,123,898	(11,382,825)
Distributions to Shareholders:
Distributions:
Institutional Class	(988,446)	(3,350,712)
Total distributions to shareholders	(988,446)	(3,350,712)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	218,264	918,760
Reinvestment of distributions:
Institutional Class	538,854	1,802,221
Cost of shares redeemed:
Institutional Class	(5,263,046)	(3,733,864)
Net decrease in net assets from capital transactions	(4,505,928)	(1,012,883)
Total increase (decrease) in net assets	629,524	(15,746,420)
Net Assets:
Beginning of period	67,950,493	83,696,913
End of period	$68,580,017	$67,950,493
Capital Share Transactions:
Shares sold:
Institutional Class	23,030	86,453
Shares reinvested:
Institutional Class	55,775	167,802
Shares redeemed:
Institutional Class	(515,089)	(336,125)
Net decrease in capital share transactions	(436,284)	(81,870)

[1]	With the Plan of Reorganization with respect to the Securian AM Real Asset Income Fund, Institutional Class shareholders received Institutional Class shares of the newly formed Securian AM Real Asset Income Fund, effective as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

21

Securian AM Balanced Stabilization Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2021[1] (Unaudited)	For the Year Ended August 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$371,307	$1,163,432
Net realized gain on investments, purchased options contracts, written options contracts and futures contracts	669,963	905,639
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and futures contracts	997,346	6,530,901
Net increase in net assets resulting from operations	2,038,616	8,599,972
Distributions to Shareholders:
Distributions:
Institutional Class	(2,660,745)	(1,807,176)
Total distributions to shareholders	(2,660,745)	(1,807,176)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	593,223	3,121,052
Reinvestment of distributions:
Institutional Class	2,638,550	1,779,980
Cost of shares redeemed:
Institutional Class	(1,714,138)	(4,919,785)
Net increase (decrease) in net assets from capital transactions	1,517,635	(18,753)
Total increase in net assets	895,506	6,774,043
Net Assets:
Beginning of period	66,438,986	59,664,943
End of period	$67,334,492	$66,438,986
Capital Share Transactions:
Shares sold:
Institutional Class	42,291	238,602
Shares reinvested:
Institutional Class	191,267	137,134
Shares redeemed:
Institutional Class	(122,121)	(377,968)
Net increase (decrease) in capital share transactions	111,437	(2,232)

[1]	With the Plan of Reorganization with respect to the Securian AM Balanced Stabilization Fund, Instiutional Class shareholders received Instiutional Class shares of the newly formed Securian AM Balanced Stabilization Fund, effective as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

22

Securian AM Equity Stabilization Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2021[1] (Unaudited)	For the Year Ended August 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$143,395	$849,329
Net realized gain (loss) on investments, purchased options contracts, written options contracts and futures contracts	2,195,987	(989,131)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and futures contracts	(1,995,728)	(1,015,706)
Net increase (decrease) in net assets resulting from operations	343,654	(1,155,508)
Distributions to Shareholders:
Distributions:
Institutional Class	(177,714)	(1,125,018)
Total distributions to shareholders	(177,714)	(1,125,018)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	322,257	6,918,555
Reinvestment of distributions:
Institutional Class	146,685	950,678
Cost of shares redeemed:
Institutional Class	(12,361,705)	(14,346,905)
Net decrease in net assets from capital transactions	(11,892,763)	(6,477,672)
Total decrease in net assets	(11,726,823)	(8,758,198)
Net Assets:
Beginning of period	31,067,670	39,825,868
End of period	$19,340,847	$31,067,670
Capital Share Transactions:
Shares sold:
Institutional Class	27,656	580,989
Shares reinvested:
Institutional Class	12,529	79,139
Shares redeemed:
Institutional Class	(1,068,594)	(1,220,467)
Net decrease in capital share transactions	(1,028,409)	(560,339)

[1]	With the Plan of Reorganization with respect to the Securian AM Equity Stabilization Fund, Instiutional Class shareholders received Instiutional Class shares of the newly formed Securian AM Equity Stabilization Fund, effective as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

23

Securian AM Real Asset Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class1

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2021	For the Year Ended August 31 ,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.49	$11.56	$11.35	$11.21	$11.27	$10.46
Income from Investment Operations:
Net investment income[2]	0.10	0.19	0.25	0.23	0.21	0.24
Net realized and unrealized gain (loss)	0.75	(1.79)	0.41	0.27	(0.04)	1.39
Total from investment operations	0.85	(1.60)	0.66	0.50	0.17	1.63
Less Distributions:
From net investment income	(0.14)	(0.26)	(0.32)	(0.22)	(0.23)	(0.31)
From net realized gain	-	(0.21)	(0.13)	(0.14)	-	(0.51)
Total distributions	(0.14)	(0.47)	(0.45)	(0.36)	(0.23)	(0.82)
Net asset value, end of period	$10.20	$9.49	$11.56	$11.35	$11.21	$11.27
Total return[3]	9.02%[4]	(14.25)%	6.32%	4.61%	1.59%	16.59%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,580	$67,950	$83,697	$81,388	$86,513	$88,132
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.15%[5]	1.06%	1.02%	1.06%	1.07%	1.09%
After fees waived and expenses absorbed	0.84%[5,6]	0.75%	0.75%	0.82%[7]	0.95%	0.95%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.78%[5]	1.57%	1.95%	2.02%	1.83%	1.99%
After fees waived and expenses absorbed	2.09%[5]	1.88%	2.22%	2.26%	1.95%	2.13%
Portfolio turnover rate	22%[4]	50%	46%	56%	74%	82%

[1]	Financial information from September 1, 2015 through December 11, 2020 is for the Securian Real Asset Income Fund, which was reorganized into the newly formed Securian AM Real Asset Income Fund as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Calculated based on average shares outstanding for the period.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 12, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.95%. Prior to December 12, 2020, the annual fund operating expense limitation was 0.75%.
[7]	Effective December 29, 2017, the Advisor had contractually agreed to limit the annual fund operating expenses to 0.75%. Prior to December 29, 2017, the annual fund operating expense limitation was 0.95%.

See accompanying Notes to Financial Statements.

24

Securian AM Balanced Stabilization Fund

FINANCIAL HIGHLIGHTS

Institutional Class1

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2021	For the Year Ended August 31 ,				For the Period September 28, 2015* through August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.15	$12.70	$12.72	$11.95	$10.81	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.08	0.25	0.24	0.23	0.19	0.16
Net realized and unrealized gain	0.35	1.59	0.28	1.36	1.12	0.81
Total from investment operations	0.43	1.84	0.52	1.59	1.31	0.97
Less Distributions:
From net investment income	(0.03)	(0.35)	(0.17)	(0.20)	(0.17)	(0.14)
From net realized gain	(0.54)	(0.04)	(0.37)	(0.62)	-	(0.02)
Total distributions	(0.57)	(0.39)	(0.54)	(0.82)	(0.17)	(0.16)
Net asset value, end of period	$14.01	$14.15	$12.70	$12.72	$11.95	$10.81
Total return[4]	3.09%[5]	14.76%	4.54%	13.74%	12.27%	9.75%[5]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$67,334	$66,439	$59,665	$41,724	$35,683	$28,201
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	0.96%[7]	0.90%	1.03%	1.19%	1.36%	1.55%[7]
After fees waived and expenses absorbed[6]	0.73%[7,8]	0.55%	0.55%	0.55%	0.55%	0.55%[7]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[3]	0.89%[7]	1.55%	1.67%	1.20%	0.87%	0.62%[7]
After fees waived and expenses absorbed[3]	1.12%[7]	1.90%	2.15%	1.84%	1.68%	1.62%[7]
Portfolio turnover rate	0%[5]	6%	1%	7%	0%	36%[5]

*	Commencement of operations.
[1]	Financial information from September 28, 2015 through December 11, 2020 is for the Securian AM Balanced Stabilization Fund, which was reorganized into the newly formed Securian AM Balanced Stabilization Fund as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Calculated based on average shares outstanding for the period.
[3]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption shares.
[5]	Not annualized.

See accompanying Notes to Financial Statements.

25

Securian AM Balanced Stabilization Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class1

[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	Effective December 12, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.95%. Prior to December 12, 2020, the annual fund operating expense limitation was 0.55%.

See accompanying Notes to Financial Statements.

26

Securian AM Equity Stabilization Fund

FINANCIAL HIGHLIGHTS

Institutional Class1

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2021	For the Year Ended August 31 ,				For the Period September 28, 2015* through August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.59	$12.29	$12.33	$11.62	$10.85	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.07	0.29	0.24	0.22	0.23	0.15
Net realized and unrealized gain (loss)	0.13	(0.62)	0.14	0.67	0.77	0.86
Total from investment operations	0.20	(0.33)	0.38	0.89	1.00	1.01
Less Distributions:
From net investment income	(0.09)	(0.37)	(0.19)	(0.18)	(0.23)	(0.15)
From net realized gain	-	-	(0.23)	-	-	-
From return of capital	-	-	-	-	-	(0.01)
Total distributions	(0.09)	(0.37)	(0.42)	(0.18)	(0.23)	(0.16)
Net asset value, end of period	$11.70	$11.59	$12.29	$12.33	$11.62	$10.85
Total return[4]	1.71%[5]	(2.76)%	3.32%	7.69%	9.36%	10.10%[5]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,341	$31,068	$39,826	$37,981	$44,437	$29,863
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	1.44%[7]	1.13%	1.14%	1.15%	1.22%	1.67%[7]
After fees waived and expenses absorbed[6]	0.70%[7,8]	0.55%	0.55%	0.55%	0.55%	0.55%[7]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[3]	0.46%[7]	1.69%	1.45%	1.13%	1.48%	0.40%[7]
After fees waived and expenses absorbed[3]	1.20%[7]	2.27%	2.04%	1.73%	2.15%	1.52%[7]
Portfolio turnover rate	0%[5]	17%	8%	12%	0%	15%[5]

*	Commencement of operations.
[1]	Financial information from September 28, 2015 through December 11, 2020 is for the Securian AM Equity Stabilization Fund, which was reorganized into the newly formed Securian AM Equity Stabilization Fund as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Calculated based on average shares outstanding for the period.
[3]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption shares.
[5]	Not annualized.

See accompanying Notes to Financial Statements.

27

Securian AM Equity Stabilization Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class1

[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	Effective December 12, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.95%. Prior to December 12, 2020, the annual fund operating expense limitation was 0.55%.

See accompanying Notes to Financial Statements.

28

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS

February 28, 2021 (Unaudited)

Note 1 – Organization

Securian AM Real Asset Income Fund (“Real Asset Income” or “Real Asset Income Fund”), Securian AM Balanced Stabilization Fund (“Balanced Stabilization” or “Balanced Stabilization Fund”), and Securian AM Equity Stabilization Fund (“Equity Stabilization” or “Equity Stabilization Fund”) (collectively referred to as the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is classified as a diversified fund.

The Real Asset Income Fund seeks above average income and long-term growth of capital, with reduced volatility compared to broader equity markets, as a secondary objective. The Real Asset Income Fund commenced investment operations on December 14, 2020 with Institutional Class shares. Prior to that date, the Real Asset Income Fund acquired the assets and assumed the liabilities of the Securian AM Real Asset Income Fund (the "Securian AM Real Asset Income Predecessor Fund"), a series of Managed Portfolio Series Trust, which offered one class of shares, Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board at a Board meeting held on September 16-17, 2020, by the Managed Portfolio Series Trust on August 18, 2020, and by beneficial owners of the Securian AM Real Asset Income Predecessor Fund on December 7, 2020. The tax-free reorganization was accomplished on December 11, 2020. As a result of the reorganization, the Real Asset Income Fund assumed the performance and accounting history of the Securian AM Real Asset Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Securian AM Real Asset Income Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Securian AM Real Asset Income Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Institutional Class	7,217,248	$71,998,781

The net unrealized appreciation of investments transferred was $9,170,867 as of the date of the acquisition.

The Balanced Stabilization Fund seeks to maximize risk-adjusted returns within a balanced portfolio while using hedging techniques to target volatility of 10% or less over a full market cycle. The Balanced Stabilization Fund commenced investment operations on December 14, 2020 with Institutional Class shares. Prior to that date, the Balanced Stabilization Fund acquired the assets and assumed the liabilities of the Securian AM Balanced Stabilization Fund (the "Securian AM Balanced Stabilization Predecessor Fund"), a series of Managed Portfolio Series Trust, which offered one class of shares, Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board at a Board meeting held on September 16-17, 2020, by the Managed Portfolio Series Trust on August 18, 2020, and by beneficial owners of the Securian AM Balanced Stabilization Predecessor Fund on December 7, 2020. The tax-free reorganization was accomplished on December 11, 2020. As a result of the reorganization, the Balanced Stabilization Fund assumed the performance and accounting history of the Securian AM Balanced Stabilization Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Securian AM Balanced Stabilization Predecessor Fund.

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Securian AM Funds

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February 28, 2021 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Securian AM Balanced Stabilization Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Institutional Class	4,878,155	$67,299,239

The net unrealized appreciation of investments transferred was $14,819,753 as of the date of the acquisition.

The Equity Stabilization Fund seeks to maximize risk-adjusted returns while using hedging techniques to target volatility of 10% or less over a full market cycle. The Equity Stabilization Fund commenced investment operations on December 14, 2020 with Institutional Class shares. Prior to that date, the Equity Stabilization Fund acquired the assets and assumed the liabilities of the Securian AM Equity Stabilization Fund (the "Securian AM Equity Stabilization Predecessor Fund"), a series of Managed Portfolio Series Trust, which offered one class of shares, Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board at a Board meeting held on September 16-17, 2020, by the Managed Portfolio Series Trust on August 18, 2020, and by beneficial owners of the Securian AM Equity Stabilization Predecessor Fund on December 7, 2020. The tax-free reorganization was accomplished on December 11, 2020. As a result of the reorganization, the Equity Stabilization Fund assumed the performance and accounting history of the Securian AM Equity Stabilization Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Securian AM Equity Stabilization Predecessor Fund.

Each Fund currently offers two classes of shares: Class A Shares and Institutional Class Shares. Class A Shares are not currently available for purchase. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Securian AM Equity Stabilization Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Institutional Class	1,956,625	$22,984,910

The net unrealized appreciation of investments transferred was $6,019,750 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

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Securian AM Funds

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February 28, 2021 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds has realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

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Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

(d) Exchange Traded Funds

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Master Limited Partnerships

A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters effecting the partnership.

The value of the Fund’s investments in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income with, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

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Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

(f) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(g) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

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Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

(h) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(i) Unaffiliated Investment Companies

The Balanced Stabilization Fund invests a significant amount (45.7% of its net assets as of February 28, 2021) in the iShares Core S&P 500 ETF (“IVV”). The primary investment objective of IVV is to track the investment results of an index composed of large-capitalization U.S. equities. IVV’s fiscal year end is March 31. Per the semi-annual report ended September 30, 2020, the net assets of the iShares Core S&P 500 ETF were $214.4 billion. IVV had a total return of 31.30%, expenses ratio of 0.03%, and net investment income ratio of 1.78%. A copy of the iShares Core S&P 500 ETF’s semi-annual report can be found at www.ishares.com.

The Equity Stabilization Fund invests a significant amount (31.7% of its net assets as of February 28, 2021) in the iShares MSCI USA Min Vol Factor ETF (“USMV”). The primary investment objective of USMV is to track the investment results of an index composed of large-capitalization U.S. equities. USMV’s fiscal year end is June 30. Per the semi-annual report ended January 31, 2021, the net assets of the iShares MSCI USA Min Vol Factor ETF were $29.7 billion. USMV had a total return of 5.27%, expenses ratio of 0.15%, and net investment income ratio of 1.78%. A copy of the iShares MSCI USA Min Vol Factor ETF’s semi-annual report can be found at www.ishares.com.

(j) Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended February 28, 2021, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

34

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

(k) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, quarterly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(m) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended February 28, 2021 and as of and during the open years ended August 31, 2018-2020 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Real Asset Income Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets, and the Balanced Stabilization and Equity Stabilization Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Funds’ average daily net assets. The Advisor engages Securian Asset Management, Inc. (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees. Prior to the close of business on December 11, 2020, investment advisory services were provided to the Funds by Securian Asset Management, Inc. (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Funds. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.55%, and 0.55%, respectively, of the Real Asset Income Fund, Balanced Stabilization Fund, and Equity Stabilization Fund’s average daily net assets.

35

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the Funds’ average daily net assets for Class A and Institutional Class shares, respectively. This agreement is in effect until December 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended February 28, 2021, the Advisor waived a portion of its advisory fees and absorbed other expenses totaling $42,984, $16,157, $31,004 for the Real Asset Income Fund, Balanced Stabilization Fund, and Equity Stabilization Fund, respectively. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than August 31, of the year stated below:

	Real Asset Income	Balanced Stabilization	Equity Stabilization
2024	42,984	16,157	31,004
Total	$42,984	$16,157	$31,004

For the six months ended February 28, 2021, Previous Advisor waived a portion of its advisory fees and absorbed other expenses totaling $64,865 for Real Asset Income Fund, $60,328 for Balanced Stabilization Fund, and $57,108 for Equity Stabilization Fund. These amounts are not recoupable.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. Prior to the close of business on December 11, 2020, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, served as the Funds’ fund accountant, transfer agent, and administrator, and U.S Bank, N.A served as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended February 28, 2021 are reported on the Statements of Operations as Fund services fees.

Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on December 11, 2020, Quasar Distributors, LLC served as the Funds’ distributor.

36

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six month ended February 28, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on December 11, 2020, U.S. Bancorp Fund Services, LLC served as the Funds’ CCO. The Funds’ allocated fees incurred for CCO services for the six months ended February 28, 2021 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At February 28, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Real Asset Income Fund	Balanced Stabilization Fund	Equity Stabilization Fund
Cost of investments	$58,989,647	$51,120,532	$15,177,224
Gross unrealized appreciation	$11,971,765	$15,452,143	$4,414,041
Gross unrealized depreciation	(2,121,120)	(196,622)	(108,219)
Net unrealized appreciation on investments	$9,850,645	$15,255,521	$4,305,822

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

37

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

As of August 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Real Asset Income Fund	Balanced Stabilization Fund	Equity Stabilization Fund
Undistributed ordinary income	$367,109	$1,194,726	$23,942
Undistributed long-term gains	-	1,465,965	-
Tax accumulated earnings	367,109	2,660,691	23,942

Accumulated capital and other losses	(9,363,291)	(459,657)	(1,252,352)
Unrealized appreciation on investments	4,802,604	13,303,430	6,258,504
Total distributable earnings/accumulated deficit	$(4,193,578)	$15,504,464	$5,030,094

The tax character of distribution paid during the fiscal years ended August 31, 2020 and August 31, 2019 were as follows:

	Real Asset Income Fund		Balanced Stabilization Fund		Equity Stabilization Fund
Distribution paid from:	2020	2019	2020	2019	2020	2019
Ordinary income	$2,266,932	$2,615,620	$1,703,596	$1,279,453	$1,125,018	$794,778
Net long-term capital gains	1,083,780	612,824	103,580	1,073,167	-	524,787
Total distributions paid	$3,350,712	$3,228,444	$1,807,176	$2,352,620	$1,125,018	$1,319,565

As of August 31, 2020, the Equity Stabilization Fund had short-term capital loss carryovers of $857,854 and long-term capital loss carryovers of $394,498, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, 2019 respectively. For the taxable year ended August 31, 2020, the Real Asset Income Fund plans to defer $7,526,316 in late year capital losses. The Balanced Stabilization Fund and the Equity Stabilization Fund do not plan to defer any qualified late year losses.

38

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

Note 5 – Investment Transactions

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Real Asset Fund	$15,144,267	$18,309,341
Balanced Stabilization Fund	-	512,737
Equity Stabilization Fund	-	12,778,789

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. Class A Shares are not currently available for purchase. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended February 28, 2021, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

39

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2021, in valuing the Funds’ assets carried at fair value:

Real Asset Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Closed-End Funds	$450,967	$-	$-	$450,967
Common Stocks*	12,779,298	-	-	12,779,298
Corporate Bonds*	-	212,098	-	212,098
Master Limited Partnerships*	5,561,021	-	-	5,561,021
Preferred Stocks*	6,979,927	-	-	6,979,927
REIT Common Stocks*	35,332,945	-	-	35,332,945
U.S. Government Securities	-	7,252,317	-	7,252,317
Short-Term Investments	271,719	-	-	271,719
Total Investments	$61,375,877	$7,464,415	$-	$68,840,292

40

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

Balanced Stabilization Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$12,912,631	$-	$12,912,631
Exchange-Traded Funds	36,814,144	-	-	36,814,144
Purchased Options Contracts	86,269	34,020	-	120,289
U.S. Government Securities	-	3,468,408	-	3,468,408
Short-Term Investments	13,095,309	-	-	13,095,309
Total Investments	$49,995,722	$16,415,059	$-	$66,410,781

Other Financial Instruments***
Futures Contracts	$266,745	$-	$-	$266,745
Total Assets	$50,262,467	$16,415,059	$-	$66,677,526
Liabilities
Written Options Contracts	$34,728	$-	$-	$34,728
Total Liabilities	$34,728	$-	$-	$34,728

Equity Stabilization Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Exchange-Traded Funds	$17,353,402	$-	$-	$17,353,402
Purchased Options Contracts	25,956	8,550	-	34,506
Short-Term Investments	2,104,854	-	-	2,104,854
Total Investments	$19,484,212	$8,550	$-	$19,492,762

Other Financial Instruments***
Futures Contracts	$1,628	$-	$-	$1,628
Total Assets	$19,485,840	$8,550	$-	$19,494,390
Liabilities
Written Options Contracts	$9,716	$-	$-	$9,716
Total Liabilities	$9,716	$-	$-	$9,716

*	For a detailed break-out of common stocks, corporate bonds, master limited partnerships, preferred stocks and REIT common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Funds did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
41

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in purchased option contracts, written option contracts, and futures contracts during the six months ended February 28, 2021.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2021 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Balanced Stabilization Fund	Purchased options contracts, at value	Equity contracts	$120,289	-
	Written options contacts, at value	Equity contracts	-	34,728
	Unrealized appreciation/ depreciation on open futures contracts*	Equity contracts	226,745	-
Equity Stabilization Fund	Purchased options contracts, at value	Equity contracts	34,506	-
	Written options contacts, at value	Equity contracts	-	9,716
	Unrealized appreciation/ depreciation on open futures contracts*	Equity contracts	1,628	-

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.
42

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the six months ended February 28, 2021 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Balanced Stabilization Fund
Purchased options contracts	$(117,888)	$-	$(117,888)
Written options contacts	192,035	-	192,035
Futures contracts	503,040	11,168	514,208
Equity Stabilization Fund
Purchased options contracts	(89,723)	-	(89,723)
Written options contacts	80,013	-	80,013
Futures contracts	(546,163)	-	(546,163)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Balanced Stabilization Fund
Purchased options contracts	$(89,318)	$-	$(89,318)
Written options contacts	64,795	-	64,795
Futures contracts	(1,056,918)	2,888	(1,054,030)
Equity Stabilization Fund
Purchased options contracts	6,008	-	6,008
Written options contacts	13,203	-	13,203
Futures contracts	(97,829)	-	(97,829)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of February 28, 2021 are as follows:

	Purchased Options Contracts	Written Options Contracts	Long Futures Contracts
Balanced Stabilization Fund	$12,895,592	$11,713,692	$13,066,885
Equity Stabilization Fund	4,965,069	4,299,435	1,626,737

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

43

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2021 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

44

Securian AM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on September 16-17, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) for an initial two-year term, with respect to the following new series of the Trust (each a “Fund” and collectively, the “Funds”):

•	the Securian AM Balanced Stabilization Fund (the “Balanced Stabilization Fund”),

•	the Securian AM Equity Stabilization Fund (the “Equity Stabilization Fund”), and

•	the Securian AM Real Asset Income Fund (the “Real Asset Income Fund”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Securian Asset Management, Inc. (the “Sub-Advisor”) with respect to each Fund for an initial two-year term.

The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the approval of the Fund Advisory Agreements at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Funds; information regarding the performance of the predecessor funds of the Balanced Stabilization Fund (the “Balanced Stabilization Predecessor Fund”), Equity Stabilization Fund (the “Equity Stabilization Predecessor Fund”), and Real Asset Income Fund (the “Real Asset Income Predecessor Fund” and together with the Balanced Stabilization Predecessor Fund and Equity Stabilization Predecessor Fund, the “Predecessor Funds”), each of which were managed by the Sub-Advisor and would be reorganized into a new series of the Trust, for various periods ended June 30, 2020; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (each a “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

45

Securian AM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated the following with respect to the Predecessor Funds, each of which was managed by the Sub-Advisor:

•	The Balanced Stabilization Predecessor Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Multialternative Fund Universe median returns, but below the S&P 500 Index returns by 1.36% and 1.81%, respectively.

•	The Equity Stabilization Predecessor Fund’s annualized total return for the three-year period was below the Long-Short Equity Fund Universe and Peer Group median returns and the S&P 500 Index return by 0.12%, 0.19%, and 8.56%, respectively. The Equity Stabilization Predecessor Fund’s total return for the one-year period was below the Fund Universe median return by 3.90%, the Peer Group median return by 5.10%, and the S&P 500 Index return by 13.86%. The Trustees considered the Investment Advisor’s explanation that the Equity Stabilization Fund is designed to participate more in strong markets and protect assets in down markets. The Trustees also considered the Sub-Advisor’s assertion that the COVID-19 selloff in the first and early second quarter of 2020 demonstrated the efficacy of the Equity Stabilization Predecessor Fund’s strategy, the primary focus of which is on volatility management, when the Fund returned -14.1% during the selloff while the S&P 500 Index returned -33.7% over the same period.

•	The Real Asset Income Predecessor Fund’s annualized total return for the five-year period was above the Peer Group median return and the Morningstar U.S. Real Asset Index return, but below the Allocation-70% to 85% Equity Fund Universe median return by 4.99%. The Real Asset Income Predecessor Fund’s annualized total return for the three-year period was below the Morningstar Index return and the Peer Group and Fund Universe median returns by 2.51%, 3.44%, and 7.86%, respectively. The Real Asset Income Predecessor Fund’s total return for the one-year period was below the Morningstar Index return by 7.48%, the Peer Group median return by 9.35%, and the Fund Universe median return by 17.80%. The Trustees noted the Sub-Advisor’s assertion that the Real Asset Income Predecessor Fund’s intermediate-term returns were negatively impacted by the Fund’s significant underperformance in the period from early February to early April 2020, during which there was extreme volatility in the Fund’s targeted sectors and securities, including in the utilities and energy sectors, and in real estate investment trust securities and preferred stocks, respectively. The Trustees considered the Real Asset Income Predecessor Fund’s strong long-term performance, as well as the Investment Advisor’s assertion that it would review other Morningstar categories which may be more suitable to measure the Fund’s performance.

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor and the Sub-Advisor to each Fund. In doing so, the Board considered the Investment Advisor’s role as the Funds’ investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of each Fund, and oversee the Sub-Advisor with respect to each Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to each Fund, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of each Fund; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for each Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Funds. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

46

Securian AM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Investment Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

•	The advisory fee proposed to be paid by the Balanced Stabilization Fund (gross of fee waivers) was lower than the Peer Group and Multialternative Fund Universe medians. The Trustees observed that the Fund’s proposed advisory fee was higher than the Balanced Stabilization Predecessor Fund’s advisory fee by 0.15%, and they considered the Investment Advisor’s assertion that the increase in the proposed advisory fee was necessary for the long-term viability and potential growth of assets of the Fund. The Trustees also considered that the Fund’s proposed advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor. The estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

•	The advisory fee proposed to be paid by the Equity Stabilization Fund (gross of fee waivers) was lower than the Peer Group and Long-Short Equity Fund Universe medians. The Trustees observed that the Fund’s proposed advisory fee was higher than the Equity Stabilization Predecessor Fund’s advisory fee by 0.15%, and they considered the Investment Advisor’s assertion that the increase in the proposed advisory fee was necessary for the long-term viability and potential growth of assets of the Fund. The Trustees also considered that the Fund’s proposed advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor. The estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

•	The advisory fee proposed to be paid by the Real Asset Income Fund (gross of fee waivers) was the same as the Peer Group and Allocation-70% to 85% Equity Fund Universe medians. The Trustees considered that the Fund’s proposed advisory fee was the same as the Real Asset Income Predecessor Fund’s advisory fee. The Trustees also considered that the Fund’s proposed advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.05% and 0.12%, respectively. The Trustees noted that the average net assets of the Real Asset Income Predecessor Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s and the Sub-Advisor’s belief that at the Fund’s expense cap level, the Fund would be competitive in the marketplace.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to each Fund.

47

Securian AM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with each Fund in the Fund’s first year of operations, taking into account each Predecessor Fund’s net assets as of February 29, 2020. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee with respect to each Fund during the first year of operations and had agreed to cap the Fund’s expenses through December 31, 2023, and determined that the Investment Advisor’s anticipated profits from its relationships with the Funds were reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationships with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale following the proposed reorganization, and that any such economies would be considered in the future as the assets of the Funds grow.

Securian Asset Management, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Funds. In doing so, the Board noted that as the sole sub-advisor to each Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of each Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to each Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. Information regarding the performance of each Predecessor Fund, which was managed by the Sub-Advisor, is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Sub-Advisor would provide each Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fees proposed to be charged by the Sub-Advisor with respect to each Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of each Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of each Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for each Fund. The Board observed that the proposed sub-advisory fees for the Balanced Stabilization Fund and Equity Stabilization Fund were lower than the management fees that the Sub-Advisor charges to manage two variable insurance funds with substantially similar investment objectives as the Balanced Stabilization Fund and Equity Stabilization Fund; and that the proposed sub-advisory fees for the Balanced Stabilization Fund, Equity Stabilization Fund, and Real Asset Income Fund were lower than the standard fees that the Sub-Advisor charges to manage institutional separate accounts with substantially similar strategies as the Funds up to the $100 million level, and the same as or potentially greater than the Sub-Advisor’s fees for those clients above that level. The Board considered, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to institutional separate accounts that the Sub-Advisor manages. The Board also observed that each Fund’s proposed sub-advisory fee was lower than the Sub-Advisor’s fee to manage the corresponding Predecessor Fund. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fees from the Investment Advisor’s advisory fees.

48

Securian AM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to each Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationships with the Funds, other than the receipt of its sub-advisory fees, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance, as well as compensation from the Investment Advisor for assistance by the Sub-Advisor in retaining shareholders of the Predecessor Funds following their reorganizations, and shareholder servicing fees received by the Sub-Advisor’s retirement division for services provided to certain Fund shareholders.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Fund Advisory Agreements with respect to each Fund.

49

Securian AM Funds

EXPENSE EXAMPLES

For the Six Months Ended February 28, 2021 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Real Asset Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	9/1/20	2/28/21	9/1/20 – 2/28/21
Actual Performance	$ 1,000.00	$ 1,090.20	$ 4.35
Hypothetical (5% annual return before expenses)	1,000.00	1,020.63	4.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84% multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
50

Securian AM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended February 28, 2021 (Unaudited)

Balanced Stabilization Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	9/1/20	2/28/21	9/1/20 – 2/28/21
Actual Performance	$ 1,000.00	$ 1,030.90	$ 3.68
Hypothetical (5% annual return before expenses)	1,000.00	1,021.17	3.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.73% multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Equity Stabilization Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	9/1/20	2/28/21	9/1/20 – 2/28/21
Actual Performance	$ 1,000.00	$ 1,017.10	$ 3.52
Hypothetical (5% annual return before expenses)	1,000.00	1,021.31	3.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
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Securian AM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100 Wall Street, 20th Floor

New York, New York 10005

Sub-Advisor

Securian Asset Management, Inc.

400 Robert Street North

St Paul, Minnesota 55101

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Securian AM Real Asset Income Fund - Institutional Class	VSDIX	46143U799
Securian AM Balanced Stabilization Fund - Institutional Class	VVMIX	46143U773
Securian AM Equity Stabilization Fund - Institutional Class	VMEIX	46143U757

Privacy Principles of the Securian Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Securian AM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (800) 207-7108 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 207-7108.

Securian AM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	05/10/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	05/10/21

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	05/10/21